Note 9 - Intangible Assets and Goodwill - Amortization Expense (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
2023	$ 146,307
2024	136,248
2025	136,248
2026	136,248
Total	$ 769,600	$ 901,783	$ 945,844	$ 1,078,027
Before Deconsolidation [Member]
2023		578,088
2024		548,151
2025		538,092
2026		537,846
2027		347,538
Thereafter		170,488
Total		$ 2,720,203		$ 7,768,968